Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 671	£ 746
Lease liabilities included in the balance sheet	547	605
Current	64	71
Non-current	483	534
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	84	94
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	286	320
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 301	£ 332